CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	9,632,267	9,332,267	209,976,000
Common stock, shares outstanding	9,632,267	9,332,267	209,976,000